UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
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Check here if Amendment  ( );  Amendment Number:
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This Amendment (Check only one.):( ) is a restatement.
                                 ( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Commonfund Asset Management Company, Inc.
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Address:  15 Old Danbury Road
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          P. O. Box 812
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          Wilton, CT  06897-0812
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Form 13F File Number:      28 - 06755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael H. Strauss
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Title:    Chief Operating Officer, Commonfund Asset Management Company, Inc.
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Phone:    203-563-5127
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Signature, Place, and Date of Signing:

        /s/ Michael H. Strauss          Wilton, CT           05/10/11
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             (Signature)              (City, State)          (Date)

Report Type       (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     No.     Form 13F File Number    Name of Sub-adviser
     ---     --------------------    -------------------

      1      28-05508                Aronson + Johnson + Ortiz
      2      28-05267                Delaware Investments
      3      28-06035                D.G. Capital Management, Inc.
      4      28-11312                F&C Management Ltd.
      5      28-01185                Frontier Capital Management Co.
      6      28-13070                GLG, Inc.
      7      28-04981                Goldman Sachs Asset Management
      8      28-2013                 Harris Associates, L.P.
      9      28-10329                Income Research & Management
     10      28-10706                IronBridge Capital Management
     11      801-39502               Jarislowsky Fraser Ltd.
     12      28-11937                JP Morgan Investment Management, Inc.
     13      28-12154                Levin Capital Securities, LP
     14      28-06748                Marsico Asset Management, LLC
     15      28-04632                Martingale Asset Management
     16      28-1399                 Southeastern Asset Management, Inc.
     17      28-01693                Steinberg Asset Management, LLC
     18      28-02927                Water Street Capital Inc.
     19      28-517                  Wellington Management Company, LLP

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
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Form 13F Information Table Entry Total:            10
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Form 13F Information Table Value Total:       $    60,860
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                                              (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:


     No.              Form 13F File Number               Name of Sub-adviser

      1               None                               Hexam Capital Partners

                          Form 13(f) Information Table

Column 1                         Column 2     Column 3   Column 4          Column 5           Column 6   Column 7     Column 8
--------                         --------     ---------  --------          --------           --------   --------     --------
                                                          Value    Shares or  Shares/  Put/  Investment    Other   Voting Authority
Name of Issuer                Title of Class    Cusip    (x$1000)   PRN Amt.     PRN   Call  Discretion  Managers  Sole Shared  None
--------------                --------------  ---------  --------  ---------  ------   ----  ----------  --------  ---- ------  ----
Cosan Ltd                         SHS A       G25343107     3,465     268,576                Defined       1         x
Companhia Energetica de Mina      ADR         204409882     2,575     133,630                Defined       1         x
Gafisa SA                         ADR         362607301     2,393     186,368                Defined       1         x
Itau Unibanco Hldg                ADR         465562106    11,251     467,815                Defined       1         x
Mechel OAO                        ADR         583840103     2,749      89,268                Defined       1         x
Posco                             ADR         693483109       800       7,000                Defined       1         x
Petroleo Brasileiro SA Petrobras  ADR         71654V408    14,330     354,438                Defined       1         x
Taiwan Semiconductor Mfg Ltd      ADR         874039100     2,071     170,100                Defined       1         x
Vale SA                           ADR         91912E105    14,616     438,262                Defined       1         x
Vimpelcom                         ADR         92719A106     6,610     468,105                Defined       1         x